Offerings - Offering: 1	Aug. 12, 2026 USD ($) shares pricePerShare
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | pricePerShare	18.67
Maximum Aggregate Offering Price	$ 93,350,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,891.64
Offering Note
(1)Pursuant to Rule 416(a) and 416(c) under the Securities Act of 1933, as amended (“Securities Act”), the Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the Olin Corporation Retirement Savings Plan (“Plan”) and any additional shares of Common Stock which become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.

(2)The proposed maximum offering price per unit is estimated pursuant to Rules 457(c) and (h) under the Securities Act solely for purposes of calculating the amount of the registration fee, based upon the average of the high and low prices per share of Common Stock of Olin Corporation as reported on the New York Stock Exchange on August 10, 2026.